Financial Risk Management - Foreign Exchange Risk (Details) R in Millions	12 Months Ended
	Jun. 30, 2024 ZAR (R)	Jun. 30, 2024 ZAR (R)	Jun. 30, 2024 ZAR (R)	Jun. 30, 2024 ZAR (R) ZAR_per_AUD	Jun. 30, 2024 ZAR (R) southAfricanRandPerUSDollar	Jun. 30, 2024 ZAR (R) australianDollarPerPapuaNewGuineanKina	Jun. 30, 2023 ZAR (R)	Jun. 30, 2023 ZAR (R)	Jun. 30, 2023 ZAR (R) ZAR_per_AUD	Jun. 30, 2023 ZAR (R) southAfricanRandPerUSDollar	Jun. 30, 2023 ZAR (R) australianDollarPerPapuaNewGuineanKina	Jun. 30, 2022 ZAR (R) R / $	Jun. 30, 2024 R / $	Jun. 30, 2024 papuaNewGuineanKinaPerAustralianDollar	Jun. 30, 2024 ZAR_per_AUD	Jun. 30, 2024 southAfricanRandPerUSDollar	Jun. 30, 2024 USD_per_AUD	Jun. 30, 2023 R / $	Jun. 30, 2023 papuaNewGuineanKinaPerAustralianDollar	Jun. 30, 2023 ZAR_per_AUD	Jun. 30, 2023 USD_per_AUD	Jun. 30, 2022 ZAR_per_AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange rate risk hedged limit (as a percent)			25.00%
Foreign exchange risk exposure term	24 months
Closing rate												16.27	18.19	2.57	12.14	18.19		18.83	2.38	12.56		11.25
Foreign exchange translation gain/(loss)		R (943)					R 1,123					R 742
Remeasurement of gold hedging contracts		(499)					(1,233)					R (571)
Floor
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing daily foreign exchange rate				11.71	17.54	2.30			11.19	16.17	2.18
Cap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing daily foreign exchange rate				12.72	19.51	2.60			12.94	19.81	2.52
Current derivative financial instruments | Not designated as hedging instrument | Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	R 425	425	R 425	R 425	R 425	R 425	32	R 32	R 32	R 32	R 32
US$ silver contracts | Current derivative financial instruments | Not designated as hedging instrument | Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets							28	28	28	28	28
Currency risk | Financial assets | US$ against AU$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	252	252	R 252	252	252	252	408	R 408	408	408	408
Reasonably possible increase in risk variable percent			3.00%					4.00%
Increase by 3%, impact on earnings		7					16
Decrease by 3%, impact on earnings		(8)					(17)
Closing rate | USD_per_AUD																	0.67				0.67
Currency risk | Derivative financial instruments | Rand against US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	523	523	R 523	523	523	523	(132)	R (132)	(132)	(132)	(132)
Reasonably possible increase in risk variable percent			3.00%					5.00%
Increase by 3%, impact on earnings		250					495
Reasonably possible decrease in risk variable percent			3.00%					5.00%
Decrease by 3%, impact on earnings		(241)					(615)
Closing rate | R / $													18.19					18.83
Currency risk | Borrowings | Rand against US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	1,794	1,794	R 1,794	1,794	1,794	1,794	5,695	R 5,695	5,695	5,695	5,695
Reasonably possible increase in risk variable percent			3.00%					5.00%
Increase by 3%, impact on earnings		54					285
Reasonably possible decrease in risk variable percent			3.00%					5.00%
Decrease by 3%, impact on earnings		(54)					(285)
Closing rate | R / $													18.19					18.83
Currency risk | Contingent Consideration Liability (Eva) | US$ against AU$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	378	378	R 378	378	378	378	185	R 185	185	185	185
Reasonably possible increase in risk variable percent			3.00%					4.00%
Increase by 3%, impact on earnings		11					7
Reasonably possible decrease in risk variable percent			3.00%					4.00%
Decrease by 3%, impact on earnings		(11)					(8)
Closing rate | R / $													0.67					0.67
Currency risk | Contingent Consideration Liability (Mponeng) | Rand against US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	R 587	587	R 587	R 587	R 587	R 587	404	R 404	R 404	R 404	R 404
Reasonably possible increase in risk variable percent			3.00%					5.00%
Increase by 3%, impact on earnings		18					20
Reasonably possible decrease in risk variable percent			3.00%					5.00%
Decrease by 3%, impact on earnings		R (18)					R (20)
Closing rate | R / $													18.19					18.83